Right-of-use assets and lease liabilities - Other information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Right-of-use assets and lease liabilities
Operating cash flows used in operating lease	¥ 916,061	$ 130,939	¥ 357,355
Right-of-use assets obtained in exchange for new operating lease liabilities			994,972	¥ 35,502
Right-of-use assets derecognized for termination of operation lease liabilities			¥ 78,588
Right-of-use assets obtained in exchange for operating lease liabilities from modification	¥ 1,198,602	$ 171,324
Weighted-average remaining lease term-operating	2 years	2 years	1 year 6 months
Weighted-average discount rate-operating	3.20%	3.20%	12.00%